Financial Instruments - Sensitivity Analysis of Interest Rate Risks (Details) - Interest rate risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate swap | FEMSA Entity Excluding Coca-Cola FEMSA
Disclosure of Interest Rate Risk Exposure [line items]
Effect on Equity	$ (212)	$ (354)	$ (432)
Change in interest rate	(100.00%)	(100.00%)	(100.00%)
Interest rate swap | Coca-Cola FEMSA
Disclosure of Interest Rate Risk Exposure [line items]
Effect on Equity			$ (37)
Change in interest rate			(100.00%)
Unhedged Portion Bank Loans [member]
Disclosure of Interest Rate Risk Exposure [line items]
Change in interest rate	100.00%	100.00%	100.00%
Effect on profit loss	$ (627)	$ (110)	$ (50)